SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Feb. 26, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Original principal amount						$ 75,000	$ 75,000	$ 100,000	$ 100,000	$ 75,000	$ 50,000
Amortization of debt discount			$ 3,345	$ 68,241
Subsequent Event [Member]
Subsequent Event [Line Items]
Original principal amount		$ 1,311,000
Amortization of debt discount		96,000
Legal other trancations costs		$ 15,000
Consideration received on sale of stock, issued	10,000,000
Sale of stock price per share	$ 0.20
Consideration received on sale of stock	$ 2,000,000